CONTINGENCIES (Details)					1 Months Ended
	Dec. 21, 2020 USD ($)	Sep. 24, 2020 USD ($)	Mar. 25, 2020 USD ($) item	Feb. 28, 2020 USD ($)	Mar. 31, 2021 USD ($) item	Aug. 31, 2020 USD ($) item	Feb. 29, 2020 USD ($)
Litigation Matters
Settlement amount payable to vendor			$ 37,000
Number of monthly payments to be made | item			10
Lawsuits filed related to prior services rendered
Litigation Matters
Damages sought					$ 96,900	$ 96,900
Number of lawsuits filed					2	2
Lease Termination | Leased property
Operating lease agreements
Lease liability							$ 0
Non-payment of trade payables
Litigation Matters
Damages sought			$ 492,390	$ 123,000
Non-payment of trade payables | Lawsuits filed related to prior services rendered
Litigation Matters
Damages sought		$ 481,000
Additional damages sought		$ 296,000
Reimbursement of investment
Litigation Matters
Damages sought	$ 100,000